Subsequent Events	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Note 16 – Subsequent Events On April 28, 2020, the Company issued 527,010 shares of Common Stock in partial payment of the previously declared cash dividend of $0.40 per share of Common Stock.